STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) (Parenthetical)	Nov. 30, 2021 shares
Stock split	1.2
Class B Common Stock [Member]
Issuance of Class B common stock to Sponsor (in shares)	6,900,000
Sponsor [Member] | Class B Common Stock [Member]
Stock split	1.2
Issuance of Class B common stock to Sponsor (in shares)	6,900,000